Employee Benefit Plans (Summary of Components of Net Periodic Pension Cost of Defined Benefit Plan Recognized) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Employee Benefit Plans [Abstract]
Service cost	$ 59
Interest cost	34
Amortization of prior service cost	83
Net periodic benefit cost	$ 176